Condensed Consolidated Statements Of Cash Flows (Q2) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Operating activities
Net loss	$ (1,081)	$ (87)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation, depletion, and amortization	315	380
Amortization of loan fees-interest expense	1	3
Accretion on asset retirement obligation	63	67
Gain on asset sales	(3)	(44)
Stock based compensation	7	10
Changes in assets and liabilities:
Accounts receivable	200	(26)
Inventory, prepaid expense, and other assets	192	51
Accounts payable	(73)	7
Accrued and other current liabilities	(32)	(93)
Settlement on asset retirement obligation	(3)	(38)
Net cash provided by (used in) operating activities	(414)	230
Investing activities
Additions to oil and gas properties	(102)	(117)
Proceeds from sale of oil and gas properties	33	41
Additions to other property and equipment	(5)	(6)
Proceeds from sale of other property and equipment
Proceeds from sale of materials inventory		150
Net cash provided by (used in) investing activities	(74)	68
Financing activities
Repayments of borrowings	(23)	(31)
Proceeds from borrowings	166
Net cash provided by (used in) financing activities	143	(31)
Net change in cash and cash equivalents	(345)	267
Cash and cash equivalents, beginning of period	3,055	3,115
Cash and cash equivalents, end of period	2,710	3,382
Supplemental cash flow information:
Cash interest payments	3	3
Supplemental non-cash investing and financing activities:
Financed company vehicles	31	30
Capital expenditures included in accounts payable and accrued liabilities		$ 13